SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
SEGMENT INFORMATION
Summary of Company's revenues and gross profit and income from operations generated from each segment

	Years Ended December 31, 2022
			Elimination
			and
			unallocated
	CSI Solar	Global Energy	items (1)	Total
	$	$	$	$
Net revenues	6,975,612	821,525	(328,527)	7,468,610
Cost of revenues	5,824,855	660,161	(279,542)	6,205,474
Gross profit	1,150,757	161,364	(48,985)	1,263,136
Income from operations (2)	343,798	80,364	(68,101)	356,061

	Years Ended December 31, 2021
			Elimination
			and
			unallocated
	CSI Solar	Global Energy	items (1)	Total
	$	$	$	$
Net revenues	4,371,603	1,124,083	(218,517)	5,277,169
Cost of revenues	3,689,126	930,099	(251,368)	4,367,857
Gross profit	682,477	193,984	32,851	909,312
Income from operations (2)	74,132	97,179	19,070	190,381

	Years Ended December 31, 2020
			Elimination
			and
			unallocated
	CSI Solar	Global Energy	items (1)	Total
	$	$	$	$
Net revenues	3,105,044	726,167	(354,716)	3,476,495
Cost of revenues	2,496,153	577,052	(286,624)	2,786,581
Gross profit	608,891	149,115	(68,092)	689,914
Income from operations (2)	253,105	53,414	(86,089)	220,430
(1)	Includes inter-segment elimination, and unallocated corporate costs not considered part of management’s evaluation of reportable segment operating performance.
(2)	Income from operations reflects management’s allocation and estimate as some services are shared by the Company’s two reportable segments.

Summary of the Company's net revenues generated from different geographic locations

	Years Ended December 31,
	2020	2021	2022
	$	$	$
The Americas:
—United States	696,101	1,590,573	1,963,956
—Brazil	284,478	442,603	623,331
—Canada	100,284	30,792	49,148
—Chile	4,872	18,461	37,370
—Mexico	118,846	139,611	31,912
—Others	16,524	57,554	87,934
	1,221,105	2,279,594	2,793,651
Asia:
—PRC	504,656	1,207,003	1,904,862
—Japan	560,701	509,233	325,344
—India	61,141	142,300	197,772
—Pakistan	15,417	48,838	73,531
—Taiwan	24,422	7,702	67,411
—Hong Kong	13,571	9,979	46,254
—United Arab Emirates	53,981	6,168	15,974
—Thailand	6,108	59,451	9,941
—Vietnam	289,621	19,956	9,078
—Others	91,222	128,440	89,612
	1,620,840	2,139,070	2,739,779
Europe and other regions:
—Spain	138,972	100,658	434,841
—Australia	120,403	165,772	393,959
—Germany	119,035	231,995	322,189
—Netherlands	96,372	104,715	136,375
—South Africa	49,375	90,761	118,458
—United Kingdom	8,842	7,749	106,662
—Czech	16,144	34,604	79,414
—Ireland	—	7,844	63,740
—Romania	1,258	3,699	31,804
—France	29,974	25,980	31,147
—Others	54,175	84,728	216,591
	634,550	858,505	1,935,180
Total net revenues	3,476,495	5,277,169	7,468,610

Schedule of long-lived assets, including property, plant and equipment, non-current project assets, solar power systems, prepaid land use rights and intangible assets by geographic region

	At December 31,	At December 31,
	2021	2022
	$	$
PRC	1,252,189	1,668,177
Thailand	266,870	276,497
Brazil	710	242,761
Argentina	68,508	66,017
EU	1,824	27,182
Japan	16,413	14,440
Canada	9,269	6,200
United States	5,499	5,545
Others	14,147	5,770
Total long-lived assets	1,635,429	2,312,589

Summary of the Company's revenues generated from each product or service

	Years Ended December 31,
	2020	2021	2022
	$	$	$
CSI Solar:
Solar modules	2,348,724	3,328,301	5,534,379
Solar system kits	157,656	302,133	538,157
Utility-scale battery storage	7,899	222,655	440,030
Residential battery storage	—	—	686
China energy/EPC (includes electricity sales)	175,388	178,830	35,711
Others	60,661	121,167	98,122
Global Energy:
Solar and battery storage projects	654,827	1,064,178	761,677
O&M and asset management services	26,386	35,334	33,776
Others (includes electricity sales)	44,954	24,571	26,072
Total net revenues	3,476,495	5,277,169	7,468,610